GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

March 26, 2015

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, DC  20549

RE:

Frontier Funds, Inc.
(Securities Act Registration No. 333-07305; Investment Company Act No. 811-07685)

Ladies and Gentlemen:

Attached for filing on behalf of Frontier Funds, Inc. (the “Company”) pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), please find the final form of the Company’s Prospectus for the Frontier MFG Global Plus Fund.

In addition, please note that in lieu of filing the form of the Company’s Statement of Additional Information included in Post-Effective Amendment No. 88 to the Company’s registration statement on Form N-1A, which will be used by the Company after the effective date of Post-Effective Amendment No. 88 as required by Rule 497(c), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from the Statement of Additional Information contained in Post-Effective Amendment No. 88.  The text of Post-Effective Amendment No. 88 was filed electronically via EDGAR on March 23, 2015.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Thomas A. Bausch

Thomas A. Bausch

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WISCONSIN, WASHINGTON DC

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